Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Parenthetical) (Detail) - MXN ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Government Bonds
Disclosure of notes receivable government bonds and other long term assets [line items]
Expected credit losses	$ 9,688	$ 13,038